12. STOCKHOLDERS DEFICIT (Details 1)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Stockholders Deficit Details 1
Average expected life (years)	6 years	6 years
Average risk free interest rate	1.31%	1.31%
Expected volatility	139.00%	168.00%
Expected dividend yield	0.00%	0.00%
Expected forfeiture rate	5.00%	5.00%